Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$1,355,337	$12,502,023	$1,538	$32,716	$48,862	$134,956	$14,075,432
Additions	1,950,000	-	141,806	-	3,776	2,556	2,098,138
Impact of sale of RPK	(909,551)	(12,148,749)	-	(28,983)	(25,610)	(126,346)	(13,239,239)
Foreign exchange movements	(180,786)	(353,274)	(6,683)	(3,733)	(15,610)	(6,227)	(566,313)
Balance, December 31, 2024	2,215,000	-	136,661	-	11,418	4,939	2,368,018
Impact of loss of control of Canmart	-	-	(1,627)	-	(8,405)	(5,308)	(15,340)
Foreign exchange movements	116,675	-	7,232	-	776	369	125,052
Balance, June 30, 2025	$2,331,675	$-	$142,266	$-	$3,789	$-	$2,477,730

Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$-	$2,723,166	$308	$21,364	$44,761	$38,570	$2,828,169
Depreciation	-	-	19,216	-	2,528	1,261	23,005
Depreciation - RPK	-	255,023	-	2,202	1,040	3,236	261,501
Impact of sale of RPK	-	(2,662,688)	-	(19,866)	(24,764)	(34,669)	(2,741,987)
Foreign exchange movements	-	(315,501)	(899)	(3,700)	(15,932)	(5,820)	(341,852)
Balance, December 31, 2024	-	-	18,625	-	7,633	2,578	28,836
Depreciation	-	-	13,784	-	612	-	14,396
Depreciation - Canmart	-	-	104	-	309	513	926
Impact of loss of control of Canmart	-	-	(760)	-	(8,204)	(3,309)	(12,273)
Foreign exchange movements	-	-	1,442	-	597	218	2,257
Balance, June 30, 2025	$-	$-	$33,195	$-	$947	$-	$34,142

Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$737,994	$7,902,730	$-	$9,174	$1,135	$76,998	$8,728,031
Impact of sale of RPK	(737,994)	(7,902,730)	-	(9,174)	(1,135)	(76,998)	(8,728,031)
Balance, December 31, 2024 and June 30, 2025	$-	$-	$-	$-	$-	$-	$-

Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2024	$2,215,000	$-	$118,036	$-	$3,785	$2,361	$2,339,182
Balance, June 30, 2025	$2,331,675	$-	$109,071	$-	$2,842	$-	$2,443,588

Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$885,237	$12,135,221	$-	$92,255	$42,439	$129,235	$13,284,387
Additions	434,344	-	1,502	-	412	37	436,295
Disposal	-	(93,002)	-	(57,668)	-	-	(150,670)
Foreign exchange movements	35,756	459,804	36	(1,871)	6,011	5,684	505,420
Balance, December 31, 2023	1,355,337	12,502,023	1,538	32,716	48,862	134,956	14,075,432
Additions	1,950,000	-	141,806	-	3,776	2,556	2,098,138
Impact of sale of RPK	(909,551)	(12,148,749)	-	(28,983)	(25,610)	(126,346)	(13,239,239)
Foreign exchange movements	(180,786)	(353,274)	(6,683)	(3,733)	(15,610)	(6,227)	(566,313)
Balance, December 31, 2024	$2,215,000	$-	$136,661	$-	$11,418	$4,939	$2,368,018

Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$-	$1,053,249	$-	$30,519	$26,344	$14,771	$1,124,883
Depreciation	-	1,541,644	300	29,928	12,757	21,330	1,605,959
Disposal	-	(14,771)	-	(36,316)	-	-	(51,087)
Foreign exchange movements	-	143,044	8	(2,767)	5,660	2,469	148,414)
Balance, December 31, 2023	-	2,723,166	308	21,364	44,761	38,570	2,828,169
Depreciation	-	-	19,216	-	2,528	1,261	23,005
Depreciation - RPK	-	255,023	-	2,202	1,040	3,236	261,501
Impact of sale of RPK	-	(2,662,688)	-	(19,866)	(24,764)	(34,669)	(2,741,987)
Foreign exchange movements	-	(315,501)	(899)	(3,700)	(15,932)	(5,820)	(341,852)
Balance, December 31, 2024	$-	$-	$18,625	$-	$7,633	$2,578	$28,836

Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$-	$-	$-	$-	$-	$-	$-
Impairment	737,994	7,902,730	-	9,174	1,135	76,998	8,728,031
Balance, December 31, 2023	737,994	7,902,730	-	9,174	1,135	76,998	8,728,031
Impact of sale of RPK	(737,994)	(7,902,730)	-	(9,174)	(1,135)	(76,998)	(8,728,031)
Balance, December 31, 2024	$-	$-	$-	$-	$-	$-	$-

Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$617,343	$1,876,127	$1,230	$2,178	$2,966	$19,388	$2,519,232
Balance, December 31, 2024	$2,215,000	$-	$118,036	$-	$3,785	$2,361	$2,339,182